Victory Multi-Cap Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	18.34%	12.43%	10.64%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	23.42%	12.78%	10.57% [1]
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	25.94%	14.14%	11.69%
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.63%	12.26%	9.54%
Class Y | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.63%	10.94%	8.81%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.